WARRANTS (Narrative) (Details) - USD ($)	Mar. 05, 2021	Feb. 12, 2019	Nov. 21, 2018
8% Senior Secured Convertible Promissory Note - First Tranche [Member]
Fair value assumptions - warrants:
Beneficial conversion feature of convertible debt			$ 523,326
8% Senior Secured Convertible Promissory Note - First Tranche [Member] | Warrant [Member]
Fair value assumptions - warrants:
Fair value assumption methodology			Black Scholes Model
Number of common shares called by warrants	120,000		22,935
Exercise price of warrants	$ 5.00		$ 7.65
Stock price at date of issuance	4.66		8.55
Strike price	$ 5.00		$ 7.65
Time to expiration	5 years		5 years
Five year treasury constant maturity rate	169.00%		2.33%
Stock volatility	0.382%		253.00%
Dividend yield	0.00%		0.00%
Fair value of warrants	$ 369,671		$ 171,121
Fair value of each warrant			$ 8.51
Fair value of warrant in aggregate	$ 524,904		$ 195,271
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
Fair value assumptions - warrants:
Beneficial conversion feature of convertible debt		$ 230,843
8% Senior Secured Convertible Promissory Note - Second Tranche [Member] | Warrant [Member]
Fair value assumptions - warrants:
Number of common shares called by warrants		28,110
Exercise price of warrants		$ 6.00
Stock price at date of issuance		4.95
Strike price		$ 6.00
Time to expiration		5 years
Five year treasury constant maturity rate		2.34%
Stock volatility		173.00%
Dividend yield		0.00%
Fair value of warrants		$ 121,320
Fair value of each warrant		$ 5.25
Fair value of warrant in aggregate		$ 147,580